Employee Benefit Plan, Plan Termination - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Plan Termination [Line Items]
EBP, Plan Termination [Text Block]
NOTE 6 — PLAN TERMINATION

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants would become 100% vested in the Retirement Savings Contributions.
Retirement Savings Contribution
EBP, Plan Termination [Line Items]
Plan Termination, Vested Percentage	100.00%